Segment Reporting (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 418,219	$ 51,189
Loss from operations	(1,479,017)	(288,315)
Net loss	(1,340,761)	(8,772,832)
Tea Shop Chains [Member]
Revenues	348,816	51,189
Loss from operations	(884,478)	(288,315)
Net loss	(836,986)	(8,772,832)
Distribution of Dark Tea Products [Member]
Revenues	69,403
Loss from operations	(85,628)
Net loss	(10,194)
Unallocated [Member]
Revenues
Loss from operations	(508,911)
Net loss	$ (493,581)